Supplemental Cash Flow Information (Tables)	12 Months Ended
Aug. 31, 2020
Supplemental Cash Flow Information [Abstract]
Disclosure of detailed information about non cash financing and investing transactions [Table Text Block]
	August 31, 2020	August 31, 2019	August 31, 2018

Share based compensation capitalized as property, plant and equipment (note 14d)	$297	$4,484	$1,825
Share based compensation capitalized as exploration and evaluation assets (note 14d)	6,768	13,894	25,129
Depreciation expense capitalized as property, plant and equipment	—	23,383	37,513
Depreciation expense capitalized as exploration and evaluation assets	7,829	9,342	8,867
Property, plant and equipment acquired under lease arrangement	1,045,810	—	—
	$1,060,704	$51,103	$73,334